Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 66,375	¥ 41,814
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	19,136	30,372
Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	10,590	20,133	[1],[2]
Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	5,603	5,127	[1],[2]
Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	810	1,134	[1]
Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,133	3,978	[1]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	47,239	11,442
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	17,602	27,589
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	17,602	26,375
30-59 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
30-59 Days Past Due | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,275	2,146
30-59 Days Past Due | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,386	2,347
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	9,776	15,703
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	5,165	6,179
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0	1,214
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	20,309	15,179
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	12,832	14,998
60-89 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
60-89 Days Past Due | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	4,607	2,013
60-89 Days Past Due | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0	894
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,102	10,078
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,123	2,013
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,477	181
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	100,636	118,202
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	69,841	89,480
90 Days or More Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
90 Days or More Past Due | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	27,387	38,364
90 Days or More Past Due | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	9,185	9,187
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	21,257	26,690
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	12,012	15,239
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	30,795	28,722
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	138,547	160,970
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	100,275	130,853
Total Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
Total Past Due | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	33,269	42,523
Total Past Due | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	10,571	12,428
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	38,135	52,471
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	18,300	23,431
Total Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	38,272	30,117
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	88,442,320	87,516,199
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	58,468,684	55,899,658
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,235,890	2,570,359
Current | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	42,349,445	39,082,551
Current | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,275,570	3,238,005
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,975,654	8,278,484
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,872,454
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	759,671	828,666
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	29,973,636	31,616,541
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	88,580,867	87,677,169
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	58,568,959	56,030,511
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,235,890	2,570,359
Total | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	42,382,714	39,125,074
Total | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,286,141	3,250,433
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	8,013,789	8,330,955
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,890,754	1,925,024
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	759,671	828,666
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 30,011,908	¥ 31,646,658

[1]	Noncash assets acquired at fair value in an equity method investee was from deconsolidation of TCSB.
[2]	The amount of ¥74,160 million for March 31, 2021 includes ¥73,998 million of prior service benefits recognized during the six months ended September 30, 2020 related to an amendment to the defined benefit pension plans at MHFG and certain domestic subsidiaries. In September 2020, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit pension plans that was effective as of October 1, 2020. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date.